NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Jun. 30, 2020
NET INVESTMENT IN DIRECT FINANCING LEASES
Summary of the Components of the Jinshang Leasing's Net Investment in Direct Financing Leases

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2020 and 2019:

	June 30, 2020	June 30, 2019
Total minimum lease payments to be received	$122,561,475	$121,043,154
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	122,561,475	121,043,154
Less: unearned income, representing interest	(3,533,936)	(5,806,618)
Present value of minimum lease receivable	119,027,539	115,236,536
Less: Allowance for uncollectible receivables	(102,069,239)	(85,225,257)
Net investment in direct financing leases	$16,958,300	$30,011,279

Schedule of Future Minimum Lease Receipts

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2020	June 30, 2019
Within 1 year	$113,637,581	$98,532,910
2 years	7,340,325	14,124,241
3 years	1,583,569	7,022,776
4 years	—	1,363,227
Total minimum finance lease receivables	$122,561,475	$121,043,154

Summary of credit quality analysis of finance lease receivables

	June 30, 2020		June 30, 2019
Overdue and credit-impaired	$		$
– Overdue within 90 days (inclusive)		—		632,212
– Overdue above 90 days		9,195,673		3,156,238
Not yet overdue but credit impaired		92,666,574		81,234,615

Overdue but not credit-impaired
– Overdue within 30 days (inclusive)		—		—
– Overdue 31 to 90 days (inclusive)		—		—
– Overdue above 90 days		—		—
Neither overdue nor impaired		17,165,292		30,213,471

Less: Allowances for impairment losses		(102,069,239)		(85,225,257)
Net investment in direct financing leases, end of year		$16,958,300		$30,011,279

Schedule of allowance on financial guarantee

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2020 and 2019 were as following:

	June 30, 2020	June 30, 2019
Allowance for uncollectible receivables at the beginning of year	$85,225,257	$4,342,576
(Reversal of Provision)for lease payment receivables	(10,626)	(574,002)
Provision for lease payment receivables	19,368,460	82,159,962
Effect of foreign currency translation	(2,513,852)	(703,279)
Allowance for uncollectible receivables at the end of year	$102,069,239	$85,225,257

	June 30, 2020	June 30, 2019
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$101,862,247	$85,023,066
Collectively evaluated for impairment	206,992	202,191
Ending balance	$102,069,239	$85,225,257

Minimum lease payments receivable
Individually evaluated for impairment	$101,862,247	$85,572,930
Collectively evaluated for impairment	20,699,228	35,470,224
Ending balance	$122,561,475	$121,043,154

Summary of Risk Classification of Direct Financing Lease Receivables

The risk classification of direct financing lease receivables is as follows:

	June 30, 2020	June 30, 2019
Normal	$20,699,228	$36,020,088
Abnormal	101,862,247	85,023,066
Total	$122,561,475	$121,043,154